CONDENSED BALANCE SHEET (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	30,000,000	5,000,000
Common shares, shares issued	2,463,428	1,437,500
Common shares, shares outstanding	2,463,428	1,437,500
Maximum shares subject to forfeiture		187,500
Temporary equity, shares outstanding	5,094,072	0
Over-allotment option
Maximum shares subject to forfeiture		187,500
Common stock subject to redemption
Temporary equity, shares outstanding	5,094,072	0